Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Member unit, authorized (in shares)	0	100,000
Member unit, issued (in shares)	0	100,000
Member unit, outstanding (in shares)	0	100,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	20,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares, outstanding (in shares)	333,361,000
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	0
Common stock, shares, issued (in shares)	82,327,466	0
Common stock, shares, outstanding (in shares)	82,327,466	0
Class V Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	300,000,000	0
Common stock, shares, issued (in shares)	251,033,906	0
Common stock, shares, outstanding (in shares)	251,033,906	0